SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment	$ 5,442	$ 5,356	$ 5,555
Less: accumulated depreciation	(4,696)	(4,530)	(4,646)
Property and equipment, net	746	826	909
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,057	1,033
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,345	1,320	1,311
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,474	1,436	1,448
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	881	858	857
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	69	55	55
Manufacturing Facility [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 616	654
Computer Software And Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		1,033	1,033
Demonstration Units [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 654	$ 851